ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 760	$ 749
Accruals	299	335
Trade and other current payables	$ 1,059	$ 1,084